Allowance for Loan Losses, Allowance for Loan Losses by Loan Components (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses [Abstract]
Beginning balance	$ 3,375,350	$ 3,403,098
Charge-offs	(316,971)	(432,549)
Recoveries	284,422	85,236
Provision	211,863	319,565
Ending balance	3,554,664	3,375,350
Ending balance: individually evaluated for impairment	377,914	348,941
Ending balance: collectively evaluated for impairment	3,176,750	3,026,409
Loans Receivables [Abstract]
Ending balance	193,032,358	183,015,075
Ending balance: individually evaluated for impairment	4,874,132	6,067,830
Ending balance: collectively evaluated for impairment	188,158,226	176,947,245
Construction and Land Development [Member]
Allowance for credit losses [Abstract]
Beginning balance	73,000	86,300
Charge-offs	0	0
Recoveries	0	587
Provision	87,100	(13,887)
Ending balance	160,100	73,000
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	160,100	73,000
Loans Receivables [Abstract]
Ending balance	10,061,249	6,353,787
Ending balance: individually evaluated for impairment	13,536	318,111
Ending balance: collectively evaluated for impairment	10,047,713	6,035,676
Residential, 1-4 Families [Member]
Allowance for credit losses [Abstract]
Beginning balance	617,629	668,700
Charge-offs	(102,168)	(26,967)
Recoveries	1,463	401
Provision	281,275	(24,505)
Ending balance	798,199	617,629
Ending balance: individually evaluated for impairment	97,799	10,829
Ending balance: collectively evaluated for impairment	700,400	606,800
Loans Receivables [Abstract]
Ending balance	41,824,806	40,203,978
Ending balance: individually evaluated for impairment	574,078	337,767
Ending balance: collectively evaluated for impairment	41,250,728	39,866,211
Nonfarm, Nonresidential [Member]
Allowance for credit losses [Abstract]
Beginning balance	753,050	801,999
Charge-offs	(1,778)	(238,541)
Recoveries	80,630	2,426
Provision	235,413	187,166
Ending balance	1,067,315	753,050
Ending balance: individually evaluated for impairment	117,215	131,950
Ending balance: collectively evaluated for impairment	950,100	621,100
Loans Receivables [Abstract]
Ending balance	74,275,793	60,316,018
Ending balance: individually evaluated for impairment	2,658,938	2,912,421
Ending balance: collectively evaluated for impairment	71,616,855	57,403,597
Commercial and Industrial [Member]
Allowance for credit losses [Abstract]
Beginning balance	1,708,962	1,604,510
Charge-offs	(146,444)	(87,374)
Recoveries	160,418	52,433
Provision	(421,036)	139,393
Ending balance	1,301,900	1,708,962
Ending balance: individually evaluated for impairment	162,900	206,162
Ending balance: collectively evaluated for impairment	1,139,000	1,502,800
Loans Receivables [Abstract]
Ending balance	56,602,425	66,612,984
Ending balance: individually evaluated for impairment	1,399,469	2,499,531
Ending balance: collectively evaluated for impairment	55,202,956	64,113,453
Consumer [Member]
Allowance for credit losses [Abstract]
Beginning balance	181,309	198,789
Charge-offs	(66,581)	(79,667)
Recoveries	41,911	29,389
Provision	2,111	32,798
Ending balance	158,750	181,309
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	158,750	181,309
Loans Receivables [Abstract]
Ending balance	4,997,023	5,685,407
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	4,997,023	5,685,407
Other [Member]
Allowance for credit losses [Abstract]
Beginning balance	41,400	42,800
Charge-offs	0	0
Recoveries	0	0
Provision	27,000	(1,400)
Ending balance	68,400	41,400
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	68,400	41,400
Loans Receivables [Abstract]
Ending balance	5,271,062	3,842,901
Ending balance: individually evaluated for impairment	228,111	0
Ending balance: collectively evaluated for impairment	$ 5,042,951	$ 3,842,901